Schedule of Investments (unaudited) December 31, 2019	iShares® U.S. Insurance ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Insurance Brokers — 4.7%
Arthur J Gallagher & Co.	29,159	$2,776,812
Brown & Brown Inc.	36,240	1,430,755
eHealth Inc.(a)(b)	3,186	306,111

		4,513,678

Life & Health Insurance — 29.0%
Aflac Inc.	109,762	5,806,410
American Equity Investment Life Holding Co.	14,123	422,701
Athene Holding Ltd., Class A(a)	18,554	872,595
Brighthouse Financial Inc.(a)	17,092	670,519
CNO Financial Group Inc.	23,655	428,865
FBL Financial Group Inc., Class A	1,552	91,459
Genworth Financial Inc., Class A(a)	78,796	346,702
Globe Life Inc.	15,570	1,638,743
Lincoln National Corp.	31,006	1,829,664
MetLife Inc.	116,895	5,958,138
National Western Life Group Inc., Class A	357	103,844
Primerica Inc.	6,470	844,723
Principal Financial Group Inc.	40,370	2,220,350
Prudential Financial Inc.	60,106	5,634,337
Trupanion Inc.(a)(b)	4,660	174,564
Unum Group	32,259	940,672

		27,984,286

Multi-line Insurance — 13.8%
American Financial Group Inc./OH	11,703	1,283,234
American International Group Inc.	130,074	6,676,698
American National Insurance Co.	1,435	168,871
Assurant Inc.	9,480	1,242,638
Hartford Financial Services Group Inc. (The)	56,327	3,422,992
Horace Mann Educators Corp.	6,394	279,162
National General Holdings Corp.	10,301	227,652

		13,301,247

Other Diversified Financial Services — 1.3%
Voya Financial Inc.	21,113	1,287,471

Property & Casualty Insurance — 49.0%
Allstate Corp. (The)	38,862	4,370,032
Ambac Financial Group Inc.(a)	7,149	154,204
AMERISAFE Inc.	2,992	197,562
Arch Capital Group Ltd.(a)	63,359	2,717,467
Argo Group International Holdings Ltd.	5,374	353,340
Assured Guaranty Ltd.	14,926	731,672
Axis Capital Holdings Ltd.	13,136	780,804
Chubb Ltd.	67,767	10,548,611
Cincinnati Financial Corp.	23,745	2,496,787
CNA Financial Corp.	4,257	190,756
Employers Holdings Inc.	4,947	206,537
Erie Indemnity Co., Class A, NVS	2,893	480,238
First American Financial Corp.	17,571	1,024,741

Security	Shares	Value

Property & Casualty Insurance (continued)
Hanover Insurance Group Inc. (The)	6,162	$842,161
James River Group Holdings Ltd.	4,707	193,975
Kemper Corp.	9,799	759,422
Kinsale Capital Group Inc.	3,192	324,499
Loews Corp.	39,989	2,099,023
Markel Corp.(a)	2,160	2,469,247
MBIA Inc.(a)	12,410	115,413
Mercury General Corp.	4,253	207,249
Old Republic International Corp.	44,638	998,552
Palomar Holdings Inc.(a)	1,993	100,627
ProAssurance Corp.	8,345	301,588
Progressive Corp. (The)	87,426	6,328,768
RLI Corp.	6,244	562,085
Safety Insurance Group Inc.	2,264	209,488
Selective Insurance Group Inc.	9,294	605,876
State Auto Financial Corp.	2,678	83,072
Travelers Companies Inc. (The)	31,635	4,332,413
United Fire Group Inc.	3,355	146,714
Universal Insurance Holdings Inc.	4,798	134,296
White Mountains Insurance Group Ltd.	474	528,752
WR Berkley Corp.	22,687	1,567,672

		47,163,643

Reinsurance — 1.9%
Alleghany Corp.(a)	2,240	1,791,037

Total Common Stocks — 99.7% (Cost: $82,623,430)		96,041,362

Short-Term Investments

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.84%(c)(d)(e)	173,511	173,581
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(c)(d)	237,178	237,178

		410,759

Total Short-Term Investments — 0.4% (Cost: $410,720)		410,759

Total Investments in Securities — 100.1% (Cost: $83,034,150)		96,452,121

Other Assets, Less Liabilities — (0.1)%		(85,966)

Net Assets — 100.0%		$96,366,155

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® U.S. Insurance ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 12/31/19	Value at 12/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	180,581	(7,070)	173,511	$173,581	$9,902	(a)	$85	$8
BlackRock Cash Funds: Treasury, SL Agency Shares	194,041	43,137	237,178	237,178	2,111		—	—

				$410,759	$12,013		$85	$8

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini S&P Select Sector Financial Index	3	03/20/20	$284	$6,218

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$96,041,362	$—	$—	$96,041,362
Money Market Funds	410,759	—	—	410,759

	$96,452,121	$—	$—	$96,452,121

Derivative financial instruments(a)
Assets
Futures Contracts	$6,218	$—	$—	$6,218

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

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